UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4748
DREYFUS PREMIER FIXED INCOME FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/2007

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Bond Fund
January 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--134.0%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Bonds	3.00	8/1/35	625,000 a	651,563
Agricultural--.4%
Philip Morris,
Debs.	7.75	1/15/27	2,000,000 b	2,416,052
Airlines--.0%
U.S. Air,
Enhanced Equip. Notes, Ser. CL C	8.93	10/15/09	1,435,843 c,d	144
Asset-Backed Ctfs./Auto Receivables--1.7%
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	1,100,000 a	1,084,897
Capital One Auto Finance Trust,
Ser. 2003-B, Cl. A4	3.18	9/15/10	250,751	248,194
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	1,400,000	1,387,624
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,985,000	1,965,610
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	900,000 a	908,039
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4	2.65	5/16/11	400,284	396,560
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	907,261	907,202
Navistar Financial Owner Trust,
Ser. 2003-A, Cl. A4	2.24	11/15/09	492,936	489,158
Onyx Acceptance Grantor Trust,
Ser. 2003-D, Cl. A4	3.20	3/15/10	408,376	403,810
WFS Financial Owner Trust,
Ser. 2004-1, Cl. A4	2.81	8/22/11	368,718	362,952
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,560,000	2,528,486
				10,682,532
Asset-Backed Ctfs./Credit Cards--4.6%
BA Credit Card Trust,
Ser. 2007-B1 Cl. B1	5.42	6/15/12	10,310,000 b,e	10,310,000
Bank of America Credit Card Trust,
Ser. 2006-B3, Cl. B3	5.40	1/17/12	2,930,000 e	2,933,922
Chase Issuance Trust,
Ser. 2006-B1, Cl. B1	5.47	4/15/13	3,890,000 e	3,896,671
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	11,322,000	11,954,755
				29,095,348
Asset-Backed Ctfs./Home Equity Loans--6.5%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	2,550,000 e	2,460,102
Centex Home Equity,
Ser. 2006-A, Cl. AV1	5.37	6/25/36	1,212,116 e	1,212,870
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	2,350,000 e	2,264,531
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT1, Cl. A1B	5.53	2/25/35	168,978 e	169,145
Credit Suisse Mortgage Capital

Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	1,715,000 e	1,715,000
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.42	8/25/35	328,029 e	328,225
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	3,167,000 e	3,137,776
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.43	11/25/35	957,575 e	958,254
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.90	2/25/36	1,870,000 e	1,877,864
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	955,000 e	950,496
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV2	5.42	3/25/37	4,650,000 e,f	4,650,000
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	2,100,000 e	2,091,725
Renaissance Home Equity Loan
Trust, Ser. 2006-4, Cl. AV1	5.39	1/25/37	1,150,996 e	1,151,619
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	1,450,000	1,408,457
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	5.42	4/25/35	95,199 e	95,262
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.80	2/25/35	2,105,000 e	2,131,219
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.87	2/25/35	600,000 e	608,485
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	1,151,187	1,120,569
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.75	9/25/35	2,290,000 e	2,301,571
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M2	5.76	10/25/35	875,000 e	879,733
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.77	9/25/35	2,585,000 e	2,596,192
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M3	5.79	10/25/35	555,000 e	557,428
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	5.43	3/25/36	522,209 e	522,511
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	4,259,299 e	4,230,286
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	1,400,000 e	1,383,087
				40,802,407
Asset-Backed Ctfs./Manufactured Housing--.7%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	2,117,232	2,185,390
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,500,000	1,488,548
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,000,000	995,966
				4,669,904
Automobile Manufacturers--1.1%
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	1,100,000	1,073,095
DaimlerChrysler N.A. Holding,

Gtd. Notes	5.79	3/13/09	1,925,000 e	1,929,791
DaimlerChrysler N.A. Holding,
Gtd. Notes, Ser. E	5.90	10/31/08	3,745,000 e	3,763,452
				6,766,338
Automotive, Trucks & Parts--.1%
Goodyear Tire & Rubber,
Sr. Notes	9.14	12/1/09	380,000 a,e	384,750
Banks--7.1%
Bacob Bank,
Sub. Notes	7.25	9/29/49	1,410,000 a,e	1,423,771
Capital One Financial,
Sr. Notes	5.63	9/10/09	2,500,000 e	2,513,352
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	1,710,000	1,722,825
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	3,090,000 a,e	2,954,009
City National Bank/Beverly Hills
CA, Sub. Notes	6.38	1/15/08	350,000	351,875
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	6.38	12/1/15	1,530,000	1,561,535
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	8.00	3/15/09	540,000	559,979
Glitnir Banki,
Unscd. Bonds	7.45	9/14/49	1,915,000 a,e	2,011,648
ICICI Bank,
Bonds	5.90	1/12/10	850,000 a,e	853,313
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	3,305,000 a,e	3,195,456
Islandsbanki,
Notes	5.52	10/15/08	1,025,000 a,e	1,023,590
Landsbanki Islands,
Sr. Notes	6.07	8/25/09	3,225,000 a,e	3,251,123
Popular North America,
Notes	5.71	12/12/07	1,815,000 e	1,819,071
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	735,000 a,e	731,971
Sovereign Bancorp,
Sr. Notes	5.65	3/1/09	2,965,000 a,e	2,974,215
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	440,000 b,e	444,420
Turanalem Finance,
Bank Gtd. Bonds	6.74	1/22/09	1,060,000 a,e	1,063,975
USB Capital IX,
Gtd. Notes	6.19	4/15/49	6,410,000 e	6,548,783
Washington Mutual,
Notes	5.66	1/15/10	1,550,000 e	1,558,133
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	2,390,000	2,598,587
Zions Bancorporation,
Sr. Unscd. Notes	5.48	4/15/08	3,000,000 e	3,003,306
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	1,990,000	2,013,977
				44,178,914
Building & Construction--1.2%
American Standard,
Gtd. Notes	7.38	2/1/08	2,115,000	2,144,456
Centex,
Notes	4.75	1/15/08	1,010,000	1,003,639
D.R. Horton,

Gtd. Notes	5.88	7/1/13	1,870,000	1,853,950
D.R. Horton,
Gtd. Notes	8.00	2/1/09	1,250,000	1,305,125
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	1,075,000 a	1,093,086
				7,400,256
Chemicals--.6%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	735,000	782,775
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	575,000	563,680
Lubrizol,
Debs.	6.50	10/1/34	955,000 b	951,853
RPM International,
Sr. Notes	4.45	10/15/09	1,415,000	1,364,046
				3,662,354
Commercial & Professional Services--1.1%
Aramark Services,
Gtd. Notes	6.38	2/15/08	2,600,000	2,627,082
Aramark Services,
Gtd. Notes	7.00	5/1/07	2,415,000	2,432,929
ERAC USA Finance,
Notes	5.61	4/30/09	965,000 a,e	967,631
ERAC USA Finance,
Notes	7.95	12/15/09	1,095,000 a	1,162,795
				7,190,437
Commercial Mortgage Pass-Through Ctfs.--5.0%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.60	1/25/37	2,619,719 a,e	2,619,719
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.72	11/25/35	2,482,594 a,e	2,482,594
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	690,284 a,e	690,952
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	891,358 a,e	894,143
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.97	1/25/36	1,014,822 a,e	1,014,822
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.52	4/25/34	394,871 a,e	400,891
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	8.02	7/25/36	369,273 a,e	369,269
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	611,046 a,e	620,698
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,550,000	1,504,575
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	1,900,000 e	1,858,659
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	2,035,000 a	2,099,805
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	5.51	5/15/23	3,150,000 a,e	3,152,746
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,815,000 a	1,798,282
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	960,000 a	952,784

Global Signal Trust,
Ser. 2006-1, Cl. D		6.05	2/15/36	2,275,000 a	2,280,704
Global Signal Trust,
Ser. 2006-1, Cl. E		6.50	2/15/36	550,000 a	553,830
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2		4.22	4/10/40	1,475,000	1,435,742
SBA CMBS Trust,
Ser. 2006-1A, Cl. D		5.85	11/15/36	890,000 a	886,255
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A		3.83	1/25/35	5,650,242 a	5,442,219
					31,058,689
Diversified Financial Services--11.1%
American Express,
Sub. Debs.		6.80	9/1/66	1,000,000 b,e	1,068,141
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	3,050,000 e	3,335,751
CIT Group,
Sr. Notes		5.52	8/15/08	2,820,000 e	2,827,197
Countrywide Home Loans,
Gtd. Notes, Ser. L		2.88	2/15/07	3,345,000	3,342,725
Countrywide Home Loans,
Notes		4.13	9/15/09	2,010,000	1,950,657
FCE Bank,
Notes	EUR	4.72	9/30/09	1,350,000 e,g	1,743,482
Ford Motor Credit,
Notes		6.19	9/28/07	3,200,000 e	3,201,229
Fuji JGB Investment,
Bonds		9.87	12/29/49	1,620,000 a,e	1,709,584
Glencore Funding,
Gtd. Notes		6.00	4/15/14	1,630,000 a	1,580,727
HSBC Finance,
Sr. Notes		5.71	9/14/12	4,195,000 b,e	4,236,191
Jefferies Group,
Sr. Notes		7.75	3/15/12	1,050,000	1,137,071
Kaupthing Bank,
Sr. Notes		6.06	1/15/10	2,960,000 a,e	2,981,747
Kaupthing Bank,
Sub. Notes		7.13	5/19/16	4,100,000 a	4,337,837
Leucadia National,
Sr. Notes		7.00	8/15/13	1,520,000	1,531,400
MBNA Capital,
Gtd. Cap. Secs., Ser. A		8.28	12/1/26	1,300,000	1,353,807
Merrill Lynch,
Notes, Ser. C		5.58	2/5/10	887,000 e	890,895
MUFG Capital Finance 1,
Gtd. Bonds		6.35	3/15/49	3,650,000 e	3,675,138
Pemex Finance,
Notes		9.03	2/15/11	1,960,950	2,089,520
Pemex Finance,
Bonds		9.69	8/15/09	2,750,000	2,883,196
Residential Capital,
Sr. Unscd. Notes		6.38	6/30/10	1,645,000	1,659,991
Residential Capital,
Gtd. Notes		7.20	4/17/09	3,300,000 a,e	3,313,395
SB Treasury,
Bonds		9.40	12/29/49	3,330,000 a,e	3,491,518
SLM,

Notes, Ser. A	5.50	7/27/09	5,300,000 b,e	5,311,088
St. George Funding,
Bonds	8.49	12/29/49	4,805,000 a,e	5,039,542
Tokai Preferred Capital,
Bonds	9.98	12/29/49	3,115,000 a,e	3,289,655
Windsor Financing,
Gtd. Notes	5.88	7/15/17	841,808 a	834,187
				68,815,671
Diversified Metals & Mining--.7%
Falconbridge,
Bonds	5.38	6/1/15	375,000	367,004
Noranda,
Notes	6.00	10/15/15	2,270,000	2,316,111
Reliance Steel & Aluminum,
Gtd. Notes	6.20	11/15/16	1,585,000 a	1,581,968
				4,265,083
Electric Utilities--5.3%
American Electric Power,
Sr. Notes	4.71	8/16/07	1,400,000 e	1,393,700
Cinergy,
Debs.	6.53	12/16/08	1,405,000	1,427,848
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	1,900,000 a	2,011,838
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	3,115,000	3,070,630
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. B	5.54	11/14/08	1,725,000 e	1,726,494
Dominion Resources/VA,
Sr. Notes, Ser. D	5.66	9/28/07	3,790,000 e	3,792,183
DTE Energy,
Sr. Notes, Ser. A	6.65	4/15/09	1,140,000 b	1,168,196
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	3,530,000	3,677,420
FPL Energy National Wind,
Scd. Bonds	5.61	3/10/24	693,345 a	680,515
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	2,850,000	2,852,673
Mirant North America,
Gtd. Notes	7.38	12/31/13	780,000 b	799,500
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	1,345,000	1,393,637
NiSource Finance,
Gtd. Notes	5.94	11/23/09	2,030,000 e	2,032,712
PP & L Capital Funding,
Gtd. Notes, Ser. D	8.38	6/15/07	2,000,000	2,020,096
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	3,420,000	3,349,025
Virginia Electric & Power,
Sr. Notes, Ser. A	5.38	2/1/07	1,750,000	1,750,000
				33,146,467
Environmental Control--.7%
Oakmont Asset Trust,
Notes	4.51	12/22/08	1,630,000 a	1,589,894
USA Waste Services,
Sr. Notes	7.00	7/15/28	1,350,000	1,429,854
Waste Management,
Sr. Notes	6.50	11/15/08	1,280,000	1,300,859
				4,320,607
Food & Beverages--.9%

H.J. Heinz,
Notes		6.43	12/1/20	2,250,000 a	2,285,309
Safeway,
Sr. Unscd. Notes		4.13	11/1/08	1,295,000	1,265,664
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	1,250,000	1,275,000
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	1,100,000 e	1,122,232
					5,948,205
Foreign/Governmental--5.5%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.87	6/16/08	2,655,000 e	2,628,450
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	1,155,000	1,134,285
Federal Republic of Brazil,
Bonds	BRL	12.50	1/5/16	13,070,000 b,g	7,035,324
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	35,640,000 g	3,400,740
Poland Government,
Bonds, Ser. 0608	PLN	5.75	6/24/08	27,525,000 g	9,351,215
Republic of Argentina,
Bonds		5.59	8/3/12	6,830,000 e	4,907,355
Russian Federation,
Unsub. Bonds		8.25	3/31/10	5,887,871 a	6,143,404
					34,600,773
Health Care--1.8%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	2,100,000	2,091,984
Coventry Health Care,
Sr. Notes		5.88	1/15/12	1,170,000	1,165,786
HCA,
Sr. Unscd. Notes		7.88	2/1/11	1,470,000	1,484,729
HCA,
Sr. Unscd. Notes		8.75	9/1/10	475,000	496,375
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	4,725,000	5,025,430
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	1,290,000	1,247,710
					11,512,014
Lodging & Entertainment--.9%
Cinemark,
Sr. Discount Notes		0.00	3/15/14	260,000 h	230,750
Harrah's Operating,
Gtd. Notes		7.13	6/1/07	1,410,000	1,415,017
MGM Mirage,
Gtd. Notes		8.50	9/15/10	2,055,000	2,214,262
Mohegan Tribal Gaming Authority,
Sr. Notes		6.13	2/15/13	1,355,000	1,346,531
Speedway Motorsports,
Sr. Sub. Notes		6.75	6/1/13	215,000	216,344
					5,422,904
Machinery--.4%
Case New Holland,
Gtd. Notes		7.13	3/1/14	780,000 f	803,400
Terex,
Gtd. Notes		7.38	1/15/14	1,540,000	1,578,500
					2,381,900
Manufacturing--.1%

Tyco International Group,
Gtd. Notes	6.88	1/15/29	650,000	753,465
Media--2.7%
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	2,300,000	2,211,471
Comcast,
Gtd. Notes	5.66	7/14/09	5,235,000 e,f	5,251,061
Cox Communications,
Notes	7.13	10/1/12	775,000	831,862
Cox Enterprises,
Notes	8.00	2/15/07	3,710,000 a	3,711,851
Time Warner,
Gtd. Notes	5.60	11/13/09	3,515,000 e	3,520,898
Viacom,
Gtd. Notes	5.63	5/1/07	1,400,000	1,400,533
				16,927,676
Oil & Gas--2.5%
Anadarko Petroleum,
Sr. Unscd. Notes	5.76	9/15/09	6,420,000 e	6,440,794
BJ Services,
Sr. Unscd. Notes	5.54	6/1/08	6,750,000 e	6,755,623
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	1,100,000	1,086,444
Sempra Energy,
Sr. Notes	4.62	5/17/07	1,365,000	1,361,432
				15,644,293
Packaging & Containers--.6%
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	1,200,000	1,236,000
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	650,000	676,000
Sealed Air,
Bonds	6.88	7/15/33	1,770,000 a	1,763,486
				3,675,486
Paper & Forest Products--.8%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	2,100,000 a	2,100,000
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	1,530,000 a	1,533,296
Temple-Inland,
Bonds	6.63	1/15/18	1,525,000	1,574,514
				5,207,810
Property & Casualty Insurance--2.1%
Allmerica Financial,
Debs.	7.63	10/15/25	875,000	931,531
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	1,590,000 b	1,823,949
Assurant,
Sr. Notes	6.75	2/15/34	885,000	946,589
Chubb,
Sr. Unscd. Notes	5.47	8/16/08	3,350,000	3,354,342
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	1,190,000	1,193,057
Marsh & McLennan Cos.,
Sr. Notes	5.38	3/15/07	2,200,000	2,199,646
Nippon Life Insurance,
Notes	4.88	8/9/10	1,900,000 a	1,854,090
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	1,025,000	1,031,659

				13,334,863
Real Estate Investment Trusts--6.4%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	1,435,000	1,388,068
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	230,000 b	224,697
Archstone-Smith Operating Trust,
Notes	5.63	8/15/14	455,000	454,641
Boston Properties,
Sr. Notes	5.63	4/15/15	1,120,000	1,124,253
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	1,505,000	1,517,404
Duke Realty,
Notes	3.50	11/1/07	1,055,000	1,039,078
Duke Realty,
Sr. Notes	5.25	1/15/10	1,885,000	1,871,371
EOP Operating,
Gtd. Notes	5.96	10/1/10	1,075,000 e	1,086,253
EOP Operating,
Sr. Unscd. Notes	6.76	6/15/07	3,250,000	3,267,816
EOP Operating,
Gtd. Notes	7.00	7/15/11	2,675,000	2,859,211
ERP Operating,
Notes	4.75	6/15/09	1,000,000	982,126
ERP Operating,
Notes	5.13	3/15/16	1,125,000	1,088,245
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	825,000	811,708
Federal Realty Investment Trust,
Notes	6.00	7/15/12	760,000	772,142
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	3,800,000	3,609,270
Host Hotels & Resorts,
Gtd. Notes	6.88	11/1/14	275,000 a	277,406
HRPT Properties Trust,
Sr. Unscd. Notes	5.96	3/16/11	3,575,000 e	3,580,627
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	2,300,000	2,259,410
Mack-Cali Realty,
Notes	5.25	1/15/12	800,000	783,851
Regency Centers,
Gtd. Notes	5.25	8/1/15	2,000,000	1,929,012
Simon Property Group,
Notes	4.60	6/15/10	1,512,000	1,474,935
Simon Property Group,
Notes	4.88	8/15/10	1,180,000	1,160,135
Socgen Real Estate,
Bonds	7.64	12/29/49	6,375,000 a,e	6,458,978
				40,020,637
Residential Mortgage Pass-Through Ctfs.--5.4%
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	5.96	4/25/36	475,575 a,e	475,575
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	8.27	4/25/36	583,958 a,e	583,958
ChaseFlex Trust,
Ser. 2006-2, Cl. A5	5.99	9/25/36	1,600,000 e	1,592,414
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	635,637 e	631,263
Countrywide Home Loan Mortgage

Pass Through Trust,
Ser. 2002-J4, Cl. B3	5.85	10/25/32	336,799 e	330,820
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	3,850,628	3,873,125
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.07	2/25/36	1,895,024 e	1,897,858
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.82	2/25/36	1,547,603 e	1,533,960
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	1,007,865 e	1,010,082
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.07	6/25/36	499,708 e	499,244
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.18	9/25/36	1,763,455 e	1,777,076
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	1,000,000 e	999,124
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	1,104,606 e	1,073,075
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/15/36	890,000 e	886,138
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	2,355,000 e	2,274,028
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,630,000 e	1,584,963
Prudential Home Mortgage
Securities, REMIC,
Ser. 1994-A, Cl. 5B	6.73	4/28/24	3,849 a,e	3,808
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	4,525,000 e	4,432,688
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	6,244,844 e	6,115,421
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	2,500,000	2,456,047
				34,030,667
Retail--.5%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	625,000	632,048
Home Depot,
Sr. Unscd. Notes	5.49	12/16/09	1,015,000 e	1,016,957
May Department Stores,
Notes	3.95	7/15/07	750,000	743,820
May Department Stores,
Gtd. Notes	5.95	11/1/08	1,035,000	1,041,079
				3,433,904
State/Territory Gen Oblg--2.2%
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	5,505,000	5,667,342
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.43	6/1/34	1,500,000 e	1,490,235
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	2,580,000	2,514,468
Tobacco Settlement Authority of

Iowa, Tobacco Settlement
Asset-Backed Bonds		6.50	6/1/23	4,090,000	4,034,949
					13,706,994
Telecommunications--5.0%
America Movil,
Gtd. Notes		5.47	6/27/08	565,000 a,e	564,604
AT & T,
Notes		5.45	5/15/08	3,700,000 e	3,703,737
Deutsche Telekom International
Finance, Gtd. Bonds		8.00	6/15/10	2,960,000 e	3,190,643
Deutsche Telekom International
Finance, Gtd. Bonds		8.25	6/15/30	1,310,000 e	1,605,261
France Telecom,
Notes		7.75	3/1/11	1,770,000	1,922,624
Intelsat,
Sr. Notes		5.25	11/1/08	1,985,000	1,945,300
KPN,
Sr. Unsub. Bonds		8.38	10/1/30	1,180,000	1,331,861
Nextel Communications,
Gtd. Notes, Ser. F		5.95	3/15/14	1,405,000 b	1,373,203
Nextel Partners,
Gtd. Notes		8.13	7/1/11	1,945,000	2,025,667
Nordic Telephone Holdings,
Sr. Notes	EUR	8.25	5/1/16	600,000 a,g	862,978
PanAmSat,
Gtd. Notes		9.00	6/15/16	1,350,000 a	1,476,563
Qwest,
Sr. Notes		7.88	9/1/11	1,965,000	2,097,638
Qwest,
Sr. Notes		8.61	6/15/13	1,600,000 e	1,752,000
Sprint Capital,
Gtd. Notes		8.75	3/15/32	1,380,000	1,643,057
Telefonica Emisiones,
Gtd. Notes		5.98	6/20/11	3,205,000	3,259,004
Windstream,
Gtd. Notes		8.13	8/1/13	1,945,000	2,103,031
Windstream,
Gtd. Notes		8.63	8/1/16	620,000	679,675
					31,536,846
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes		5.75	1/15/11	1,370,000	1,366,370
Transportation--.3%
Ryder System,
Notes		3.50	3/15/09	1,980,000	1,892,674
U.S. Government Agencies/Mortgage-Backed--23.3%
Federal Home Loan Mortgage Corp
5.50%				14,750,000 i	14,676,250
6.00%				3,750,000 i	3,792,187
6.50%, 3/1/32				893,324	913,875
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2752,				4,000,000 j	530,660
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2731,				4,367,209 j	593,220
Federal National Mortgage Association

5.00%	17,000,000 i	16,633,310
5.50%	8,105,000 i	7,973,294
6.00%	49,435,000 i	49,836,902
5.00%, 12/1/17	966,270	947,756
5.50%, 2/1/33 - 9/1/34	15,560,944	15,339,560
6.00%, 6/1/22 - 9/1/34	3,501,068	3,524,236
6.50%, 11/1/08 - 10/1/32	226,491	231,900
7.00%, 9/1/14	83,197	85,615
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	4,834,779	4,795,617
Government National Mortgage Association I
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	557,668	534,660
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,834,979	1,795,478
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	2,003,384	1,945,741
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,951,362	1,898,628
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	2,538,520	2,459,953
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	2,295,857	2,243,331
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,790,334	1,754,424
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	1,848,861	1,812,919
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	4,725,000	4,625,350
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	5,535,000	5,539,368
Government National Mortgage Association II
5.38%, 4/20/30	339,021 e	341,547
5.50%, 7/20/30	406,673 e	408,841
		145,234,622
U.S. Government Securities--24.4%
U.S. Treasury Bonds
4.50%, 2/15/36	5,040,000 f	4,712,405
U.S. Treasury Notes
4.63%, 11/15/16	21,760,000 f	21,430,205
4.75%, 1/31/12	126,500,000 f	126,164,016
		152,306,626
Total Bonds and Notes
(cost $841,080,317)		838,446,245

Preferred Stocks--.3%	Shares	Value ($)

Banks--.2%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	22,050	1,102,500
Diversified Financial Services--.1%
AES Trust VII,
Conv., Cum. $3.00	14,950	741,894
Total Preferred Stocks
(cost $1,816,756)		1,844,394
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%

12-Month Euribor Interest Swap,
March 2007 @ 4.488	48,790,000	420
3-Month Floor USD Libor-BBA
Interest Rate, October 2009
@ 4	63,570,000	55,716
CDX.X07 Index Option,
June 2007 @ 145	12,740,000	44,055
		100,191
Put Options--.0%
12-Month Euribor Interest Swap,
May 2007 @ 4.1785	12,414,000	138,743
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75	128,715,000	260
		139,003
Total Options
(cost $754,872)		239,194
	Principal
Short-Term Investments--3.6%	Amount ($)	Value ($)

Corporate Notes--1.6%
Egyptian Treasury Bills
9.06%, 3/15/07	6,390,000 a,k	6,651,032
Egyptian Treasury Bills
9.36%, 2/28/07	3,170,000 a,k	3,257,809
		9,908,841
U.S. Government Agencies--1.9%
Federal Home Loan Mortgage Corp.,
5.14%, 2/20/07	8,345,000	8,322,362
Federal Home Loan Mortgage Corp.,
5.14%, 2/28/07	3,430,000	3,417,265
		11,739,627
U.S. Treasury Bills--.1%
4.86%, 3/8/07	845,000 l	840,952
Total Short-Term Investments
(cost $22,146,533)		22,489,420

Other Investment--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,296,000)	6,296,000 [m]	6,296,000

Investment of Cash Collateral for
Securities Loaned--4.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $28,326,620)	28,326,620 [m]	28,326,620

Total Investments (cost $900,421,098)	143.4%	897,641,873
Liabilities, Less Cash and Receivables	(43.4%)	(271,507,454)
Net Assets	100.0%	626,134,419

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these
	securities amounted to $124,442,099 or 19.9% of net assets.
b	All or a portion of these securities are on loan. At January 31, 2007, the total market value of the fund's
	securities on loan is $27,484,830 and the total market value of the collateral held by the fund is $28,326,620.
c	Non-income producing--security in default.

d	The value of this security has been determined in good faith under the direction of the Board of Trustees.
e	Variable rate security--interest rate subject to periodic change.
f	Purchased on a delayed delivery basis.
g	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EUR--Euro
MXN--Mexican Peso
PLN-- Polish Zloty
h	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
i	Purchased on a forward commitment basis.
j	Notional face amount shown.
k	Credit Linked Notes.
l	All or partially held by a broker as collateral for open financial futures positions.
m	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2007 ($)

Financial Futures Short
U.S. Treasury 2 Year Notes	335	(68,203,906)	March 2007	184,910

STATEMENT OF OPTIONS WRITTEN
January 31, 2007 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)	Value ($)

Put Options
12-Month Euribor Interest Swap,
March 2007 @ 5.973			48,790,000	(698)
March 2007 10 Year Future,
February 2007 @ 107			29,000,000	(158,595)
(Premiums received $265,350)				(159,293)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER FIXED INCOME FUNDS

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)